Vanguard® Mega Cap Growth Index Fund
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (1.4%)
	Linde plc	377,249	122,485
	Ecolab Inc.	191,380	31,369
			153,854
Consumer Discretionary (24.6%)
*	Amazon.com Inc.	321,027	771,810
*	Tesla Inc.	613,623	465,286
	Home Depot Inc.	774,885	234,596
	Costco Wholesale Corp.	329,097	153,432
*	Walt Disney Co.	1,350,956	149,200
	McDonald's Corp.	551,929	139,202
	NIKE Inc. Class B	947,061	112,558
	Lowe's Cos. Inc.	497,167	97,097
*	Booking Holdings Inc.	30,400	68,204
	Starbucks Corp.	853,769	67,021
*	Netflix Inc.	329,677	65,091
	TJX Cos. Inc.	840,945	53,459
	Estee Lauder Cos. Inc. Class A	155,205	39,523
	Dollar General Corp.	171,976	37,893
	Marriott International Inc. Class A	205,846	35,319
*	O'Reilly Automotive Inc.	49,798	31,730
	Electronic Arts Inc.	208,659	28,931
*	Airbnb Inc. Class A	231,689	28,004
	Yum! Brands Inc.	214,458	26,050
*	Lululemon Athletica Inc.	87,465	25,600
*	Uber Technologies Inc.	1,087,865	25,238
	Ross Stores Inc.	262,172	22,290
	Activision Blizzard Inc.	274,946	21,413
*	AutoZone Inc.	7,664	15,785
	Hilton Worldwide Holdings Inc.	103,541	14,585
*	Chipotle Mexican Grill Inc. Class A	9,875	13,850
*	Rivian Automotive Inc. Class A	132,091	4,148
*	Roblox Corp. Class A	109,136	3,267
*	Las Vegas Sands Corp.	77,828	2,760
*,1	Lucid Group Inc.	106,743	2,154
*	Carvana Co. Class A	45	1
			2,755,497
Consumer Staples (0.8%)
	Colgate-Palmolive Co.	311,745	24,568
*	Monster Beverage Corp.	274,885	24,498
	Hershey Co.	108,138	22,894
	Brown-Forman Corp. Class B	215,215	14,230

		Shares	Market Value ($000)
	Brown-Forman Corp. Class A	28,529	1,801
			87,991
Energy (0.2%)
	Pioneer Natural Resources Co.	85,507	23,766
Financials (1.8%)
	S&P Global Inc.	249,841	87,314
	Aon plc Class A (XNYS)	150,730	41,552
	Moody's Corp.	116,826	35,231
	Blackstone Inc.	261,160	30,762
*,1	Coinbase Global Inc. Class A	101,633	7,938
			202,797
Health Care (6.1%)
	Thermo Fisher Scientific Inc.	290,288	164,759
	Danaher Corp.	238,916	63,031
*	Intuitive Surgical Inc.	265,491	60,436
	Zoetis Inc.	315,307	53,895
*	Vertex Pharmaceuticals Inc.	188,973	50,768
*	Regeneron Pharmaceuticals Inc.	75,206	49,992
*	Edwards Lifesciences Corp.	462,557	46,649
*	Boston Scientific Corp.	1,058,132	43,394
*	Moderna Inc.	240,701	34,981
	Stryker Corp.	126,095	29,569
	Agilent Technologies Inc.	224,137	28,591
*	Illumina Inc.	116,497	27,899
*	Align Technology Inc.	55,585	15,433
*	IDEXX Laboratories Inc.	31,302	12,258
			681,655
Industrials (9.3%)
	Visa Inc. Class A	1,230,726	261,123
	Mastercard Inc. Class A	647,733	231,804
	Accenture plc Class A	488,564	145,817
*	PayPal Holdings Inc.	864,470	73,662
*	Boeing Co.	432,746	56,863
	United Parcel Service Inc. Class B	271,953	49,563
	Sherwin-Williams Co.	173,931	46,621
*	Fiserv Inc.	435,675	43,646
	Automatic Data Processing Inc.	155,843	34,744
*	Block Inc. (XNYS)	380,304	33,280
	Paychex Inc.	240,995	29,842
	Global Payments Inc.	209,272	27,423
	Rockwell Automation Inc.	43,081	9,185
			1,043,573
Real Estate (2.1%)
	American Tower Corp.	338,006	86,574
	Crown Castle International Corp.	320,803	60,840
	Equinix Inc.	67,293	46,236
	Public Storage	110,621	36,576
			230,226
Technology (53.0%)
	Apple Inc.	11,505,622	1,712,497
	Microsoft Corp.	5,563,741	1,512,614
*	Alphabet Inc. Class A	223,107	507,622
*	Alphabet Inc. Class C	199,170	454,263
*	Meta Platforms Inc. Class A	1,713,571	331,816
	NVIDIA Corp.	1,762,507	329,095
*	Adobe Inc.	350,049	145,788

		Shares	Market Value ($000)
*	Advanced Micro Devices Inc.	1,207,586	123,005
	Texas Instruments Inc.	685,395	121,150
*	Salesforce Inc.	694,405	111,272
	Intuit Inc.	199,670	82,755
	Applied Materials Inc.	655,527	76,887
*	ServiceNow Inc.	148,432	69,388
	Lam Research Corp.	103,533	53,840
	KLA Corp.	111,896	40,825
*	Autodesk Inc.	163,249	33,915
	Micron Technology Inc.	415,544	30,684
*	Snowflake Inc. Class A	193,191	24,661
*	Crowdstrike Holdings Inc. Class A	146,757	23,480
*	Workday Inc. Class A	143,263	22,392
	Marvell Technology Inc.	313,069	18,518
*	Palo Alto Networks Inc.	36,540	18,372
	Roper Technologies Inc.	39,068	17,285
*	Zoom Video Communications Inc. Class A	152,780	16,416
*	Fortinet Inc.	51,488	15,145
*	DoorDash Inc. Class A	184,951	14,225
*	Snap Inc. Class A	914,978	12,910
*	Twilio Inc. Class A	63,729	6,702
*	Twitter Inc.	201	8
*	DocuSign Inc. Class A	49	4
*	Palantir Technologies Inc. Class A	455	4
			5,927,538
Telecommunications (0.6%)
*	Charter Communications Inc. Class A	83,358	42,257
*	T-Mobile US Inc.	231,585	30,868
			73,125
Total Common Stocks (Cost $9,298,471)			11,180,022
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 0.854% (Cost $7,042)	70,433	7,042
Total Investments (100.0%) (Cost $9,305,513)			11,187,064
Other Assets and Liabilities—Net (0.0%)			1,420
Net Assets (100%)			11,188,484
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,662,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $5,693,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	June 2022	24	6,070	(12)
E-mini S&P 500 Index	June 2022	7	1,446	(22)
				(34)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.